Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	$ 1,145,000,000		$ 1,294,000,000	$ 1,672,000,000
Loans held-for-sale	3,071,000,000		2,541,000,000	1,196,000,000
Loans held-for-investment	88,000,000		111,000,000	211,000,000
Mortgage servicing rights	301,000,000		296,000,000	258,000,000
Total assets at fair value	3,159,000,000		2,652,000,000	1,407,000,000	$ 1,379,000,000
Liabilities, Fair Value Disclosure [Abstract]
Long-term Debt, Fair Value			0	84,000,000
Agency - Commercial
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	640,000,000		766,000,000	540,000,000
Agency - Residential
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	473,000,000		514,000,000	1,130,000,000
Municipal obligations
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	32,000,000		14,000,000	2,000,000
Level 2
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	1,145,000,000
Recurring
Liabilities, Fair Value Disclosure [Abstract]
Fair Value, Assets and Liabilities, Transfers Between Fair Value Levels	0	$ 0
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Mortgage servicing rights	0		0	0
Derivative assets	3,000,000		0	9,000,000
Other Investments, Fair Value Disclosure				0
Total assets at fair value	3,000,000		0	9,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	(3,000,000)		(1,000,000)	(1,000,000)
Warrant liabilities	0		0	0
Long-term Debt, Fair Value				0
DOJ litigation settlement	0		0	0
Total liabilities at fair value	(3,000,000)		(1,000,000)	(1,000,000)
Recurring | Level 1 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	0
Recurring | Level 1 | Mortgage backed securities forwards
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	2,000,000
Recurring | Level 1 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 1 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				7,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(1,000,000)	(1,000,000)
Recurring | Level 1 | Forward agency and loan sales
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 1 | Interest rate swaps on FHLB advances
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0
Recurring | Level 1 | Residential first mortgage loans
Assets, Fair Value Disclosure [Abstract]
Loans held-for-sale	0		0	0
Loans held-for-investment	0		0	0
Recurring | Level 1 | Second mortgage
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	0		0	0
Recurring | Level 1 | Agency - Commercial
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Recurring | Level 1 | Agency - Residential
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Recurring | Level 1 | Municipal obligations
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Recurring | Level 1 | HELOC
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	0		0	0
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Mortgage servicing rights	0		0	0
Derivative assets	92,000,000		32,000,000	6,000,000
Other Investments, Fair Value Disclosure				0
Total assets at fair value	4,314,000,000		3,873,000,000	2,898,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	(130,000,000)		(17,000,000)	(19,000,000)
Warrant liabilities	(9,000,000)		(8,000,000)	(6,000,000)
Long-term Debt, Fair Value				0
DOJ litigation settlement	0		0	0
Total liabilities at fair value	(139,000,000)		(25,000,000)	(25,000,000)
Recurring | Level 2 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	0
Recurring | Level 2 | Mortgage backed securities forwards
Assets, Fair Value Disclosure [Abstract]
Derivative assets			7,000,000	0
Recurring | Level 2 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets			25,000,000	6,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(7,000,000)	(6,000,000)
Recurring | Level 2 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 2 | Forward agency and loan sales
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(6,000,000)	(13,000,000)
Recurring | Level 2 | Interest rate swaps on FHLB advances
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(4,000,000)
Recurring | Level 2 | Residential first mortgage loans
Assets, Fair Value Disclosure [Abstract]
Loans held-for-sale	3,071,000,000		2,541,000,000	1,196,000,000
Loans held-for-investment	6,000,000		6,000,000	26,000,000
Recurring | Level 2 | Second mortgage
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	0		0	0
Recurring | Level 2 | Agency - Commercial
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	640,000,000		766,000,000	540,000,000
Recurring | Level 2 | Agency - Residential
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	473,000,000		514,000,000	1,130,000,000
Recurring | Level 2 | Municipal obligations
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	32,000,000		14,000,000	0
Recurring | Level 2 | HELOC
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	0		0	0
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Mortgage servicing rights	301,000,000		296,000,000	258,000,000
Derivative assets	83,000,000		26,000,000	31,000,000
Other Investments, Fair Value Disclosure				100,000,000
Total assets at fair value	466,000,000		428,000,000	576,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	0		0	0
Warrant liabilities	0		0	0
Long-term Debt, Fair Value				84,000,000
DOJ litigation settlement	(84,000,000)		(84,000,000)	(82,000,000)
Total liabilities at fair value	(84,000,000)		(84,000,000)	(166,000,000)
Transfers between fair value levels			0	4,000,000	$ 0
Recurring | Level 3 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets			26,000,000	31,000,000
Recurring | Level 3 | Mortgage backed securities forwards
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	0
Recurring | Level 3 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets			0	0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 3 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 3 | Forward agency and loan sales
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0	0
Recurring | Level 3 | Interest rate swaps on FHLB advances
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			0
Recurring | Level 3 | Residential first mortgage loans
Assets, Fair Value Disclosure [Abstract]
Loans held-for-sale	0		0	0
Loans held-for-investment	0		0	0
Recurring | Level 3 | Second mortgage
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	38,000,000		42,000,000	53,000,000
Recurring | Level 3 | Agency - Commercial
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Recurring | Level 3 | Agency - Residential
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Recurring | Level 3 | Municipal obligations
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	2,000,000
Recurring | Level 3 | HELOC
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	44,000,000		64,000,000	132,000,000
Total fair value
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	1,145,000,000		1,294,000,000	1,672,000,000
Loans held-for-sale	3,094,000,000		2,578,000,000	1,196,000,000
Loans held-for-investment	5,640,000,000		6,121,000,000	3,998,000,000
Mortgage servicing rights	301,000,000		296,000,000	258,000,000
Other Investments, Fair Value Disclosure				100,000,000
Other Assets, Fair Value Disclosure	178,000,000		210,000,000
Derivative Asset, Fair Value, Gross Asset	178,000,000		58,000,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	(9,000,000)		(8,000,000)
Long-term Debt, Fair Value	77,000,000		89,000,000	172,000,000
Total fair value | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets				31,000,000
Total fair value | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets				6,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				(6,000,000)
Total fair value | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				7,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				(1,000,000)
Total fair value | Level 1
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	0
Loans held-for-sale	0		0	0
Loans held-for-investment	0		0	0
Mortgage servicing rights	0		0	0
Other Investments, Fair Value Disclosure				0
Other Assets, Fair Value Disclosure	0		0
Derivative Asset, Fair Value, Gross Asset	3,000,000		0
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0		0
Long-term Debt, Fair Value	0		0	0
Total fair value | Level 1 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Total fair value | Level 1 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				0
Total fair value | Level 1 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				7,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				(1,000,000)
Total fair value | Level 2
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale			1,294,000,000	1,670,000,000
Loans held-for-sale	3,094,000,000		2,578,000,000	1,196,000,000
Loans held-for-investment	6,000,000		6,000,000	26,000,000
Mortgage servicing rights	0		0	0
Other Investments, Fair Value Disclosure				0
Other Assets, Fair Value Disclosure	178,000,000		210,000,000
Derivative Asset, Fair Value, Gross Asset	92,000,000		32,000,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	(9,000,000)		(8,000,000)
Long-term Debt, Fair Value	77,000,000		89,000,000	88,000,000
Total fair value | Level 2 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Total fair value | Level 2 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets				6,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				(6,000,000)
Total fair value | Level 2 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				0
Total fair value | Level 3
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	0		0	2,000,000
Loans held-for-sale	0		0	0
Loans held-for-investment	5,634,000,000		6,115,000,000	3,972,000,000
Mortgage servicing rights	301,000,000		296,000,000	258,000,000
Other Investments, Fair Value Disclosure				100,000,000
Other Assets, Fair Value Disclosure	0		0
Derivative Asset, Fair Value, Gross Asset	83,000,000		26,000,000
Liabilities, Fair Value Disclosure [Abstract]
Warrant liabilities	0		0
Long-term Debt, Fair Value	0		0	84,000,000
Total fair value | Level 3 | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets				31,000,000
Total fair value | Level 3 | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				0
Total fair value | Level 3 | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				0
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities				0
Total fair value | Recurring
Assets, Fair Value Disclosure [Abstract]
Mortgage servicing rights	301,000,000		296,000,000	258,000,000
Derivative assets	178,000,000		58,000,000	46,000,000
Other Investments, Fair Value Disclosure				100,000,000
Total assets at fair value	4,783,000,000		4,301,000,000	3,483,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	(133,000,000)		(18,000,000)	(20,000,000)
Warrant liabilities	(9,000,000)		(8,000,000)	(6,000,000)
Long-term Debt, Fair Value				84,000,000
DOJ litigation settlement	(84,000,000)		(84,000,000)	(82,000,000)
Total liabilities at fair value	(226,000,000)		(110,000,000)	(192,000,000)
Total fair value | Recurring | Rate lock commitments
Assets, Fair Value Disclosure [Abstract]
Derivative assets			26,000,000	31,000,000
Total fair value | Recurring | Mortgage backed securities forwards
Assets, Fair Value Disclosure [Abstract]
Derivative assets			7,000,000	2,000,000
Total fair value | Recurring | Interest rate swaps and swaptions
Assets, Fair Value Disclosure [Abstract]
Derivative assets			25,000,000	6,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(7,000,000)	(6,000,000)
Total fair value | Recurring | U.S. Treasury and euro dollar futures
Assets, Fair Value Disclosure [Abstract]
Derivative assets				7,000,000
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(1,000,000)	(1,000,000)
Total fair value | Recurring | Forward agency and loan sales
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(6,000,000)	(13,000,000)
Total fair value | Recurring | Interest rate swaps on FHLB advances
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities			(4,000,000)
Total fair value | Recurring | Residential first mortgage loans
Assets, Fair Value Disclosure [Abstract]
Loans held-for-sale	3,071,000,000		2,541,000,000	1,196,000,000
Loans held-for-investment	6,000,000		6,000,000	26,000,000
Total fair value | Recurring | Second mortgage
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	38,000,000		42,000,000	53,000,000
Total fair value | Recurring | Agency - Commercial
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	640,000,000		766,000,000	540,000,000
Total fair value | Recurring | Agency - Residential
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	473,000,000		514,000,000	1,130,000,000
Total fair value | Recurring | Municipal obligations
Assets, Fair Value Disclosure [Abstract]
Investment securities available-for-sale	32,000,000		14,000,000	2,000,000
Total fair value | Recurring | HELOC
Assets, Fair Value Disclosure [Abstract]
Loans held-for-investment	$ 44,000,000		$ 64,000,000	$ 132,000,000